SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Feb. 28, 2015
DragonWave HFCL India Private Limited
Property, Plant and Equipment [Line Items]
Percentage of ownership interests acquired	50.10%
Test equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	4 years
Test and research and developement equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Useful lives	2 years
Production fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years